1933 Act/Rule 497(j)

December 6, 2005



VIA EDGAR

Securities Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      Phoenix PHOLIOs
         File Nos. 333-5039 and 811-7643
         Post-Effective Amendment No. 17

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on November 30, 2005.

                                          Very truly yours,


                                          /s/ Kevin J. Carr
                                          Kevin J. Carr